SEGMENTED INFORMATION (Details) $ in Thousands	12 Months Ended
	Feb. 29, 2016 USD ($) segment	Feb. 28, 2015 USD ($) segment
Segmented Information
Number of Segments | segment	1	1
Net book value of property and equipment, intangible assets and goodwill by geographic location
Total Net Book Value	$ 4,325	$ 17,043
Percentage of Total Net Book Value	100.00%	100.00%
Total revenues by geographic location
Total Revenue	$ 86,295	$ 157,766
Percentage of Revenues	100.00%	100.00%
Product Sales	$ 71,393	$ 150,432
Percentage of Total Revenue, Product Sales	83.00%	95.00%
Services	$ 14,902	$ 7,334
Percentage of Total Revenue, Services	17.00%	5.00%
Subsegment Sales Type Indirect And Direct Sales
Total revenues by geographic location
Total Revenue	$ 48,673	$ 73,479
Subsegment Sales Type Sales Through Original Equipment Manufacturers Partner, Nokia
Total revenues by geographic location
Total Revenue	37,622	84,287
Canada
Net book value of property and equipment, intangible assets and goodwill by geographic location
Total Net Book Value	$ 1,860	$ 2,017
Percentage of Total Net Book Value	43.00%	12.00%
Total revenues by geographic location
Total Revenue	$ 2,255	$ 4,358
Percentage of Total Revenue, Product Sales	3.00%	3.00%
Canada | Subsegment Sales Type Indirect And Direct Sales
Total revenues by geographic location
Total Revenue	$ 2,255	$ 4,358
Europe, Middle East & Africa
Total revenues by geographic location
Total Revenue	$ 37,862	$ 74,021
Percentage of Total Revenue, Product Sales	44.00%	47.00%
Europe, Middle East & Africa | Subsegment Sales Type Indirect And Direct Sales
Total revenues by geographic location
Total Revenue	$ 6,753	$ 12,554
Europe, Middle East & Africa | Subsegment Sales Type Sales Through Original Equipment Manufacturers Partner, Nokia
Total revenues by geographic location
Total Revenue	31,109	61,467
India
Total revenues by geographic location
Total Revenue	$ 17,780	$ 37,146
Percentage of Total Revenue, Product Sales	21.00%	24.00%
India | Subsegment Sales Type Indirect And Direct Sales
Total revenues by geographic location
Total Revenue	$ 13,993	$ 26,291
India | Subsegment Sales Type Sales Through Original Equipment Manufacturers Partner, Nokia
Total revenues by geographic location
Total Revenue	3,787	10,854
Unites States
Net book value of property and equipment, intangible assets and goodwill by geographic location
Total Net Book Value		$ 11,927
Percentage of Total Net Book Value		70.00%
Total revenues by geographic location
Total Revenue	$ 19,596	$ 23,451
Percentage of Total Revenue, Product Sales	23.00%	15.00%
Unites States | Subsegment Sales Type Indirect And Direct Sales
Total revenues by geographic location
Total Revenue	$ 19,577	$ 23,451
Unites States | Subsegment Sales Type Sales Through Original Equipment Manufacturers Partner, Nokia
Total revenues by geographic location
Total Revenue	19
Malaysia
Net book value of property and equipment, intangible assets and goodwill by geographic location
Total Net Book Value	$ 1,492	$ 2,004
Percentage of Total Net Book Value	34.00%	12.00%
Rest of World
Total revenues by geographic location
Total Revenue	$ 8,802	$ 18,791
Percentage of Total Revenue, Product Sales	9.00%	11.00%
Rest of World | Subsegment Sales Type Indirect And Direct Sales
Total revenues by geographic location
Total Revenue	$ 6,095	$ 6,825
Rest of World | Subsegment Sales Type Sales Through Original Equipment Manufacturers Partner, Nokia
Total revenues by geographic location
Total Revenue	2,707	11,966
Other
Net book value of property and equipment, intangible assets and goodwill by geographic location
Total Net Book Value	$ 973	$ 1,095
Percentage of Total Net Book Value	23.00%	6.00%